CONDENSED BALANCE SHEETS [Parenthetical] (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts Receivable (in dollars)		$ 0	$ 4,073
Accumulated discounts on current portion of convertible debt (in dollars)		0	21,138
Accumulated discounts on long-term debt and convertible debt (in dollars)		0	0
Discount on short term note payable (in dollars)	$ 353,583	$ 0
Series A convertible preferred stock, par value (in dollars per share)	0.01	0.01
Series A convertible preferred stock, stated value (in dollars per share)	$ 100	$ 100
Series A convertible preferred stock, shares authorized	40,000	40,000
Series A convertible preferred stock, shares outstanding	20,550	20,550
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	10,666,667	10,666,667	10,666,667
Common stock, shares outstanding	2,999,386	2,932,501	1,389,964